Equity Incentive Plan RSUs textuals (Details) - USD ($)			12 Months Ended
	Jun. 01, 2020	Mar. 26, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	6 months			18 months
Grants in Period		100,000
Grants in Period, Weighted Average Grant Date Fair Value		$ 2.51
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Grant Date Fair Value			$ 300,000	$ 100,000	$ 1,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value			$ 392,000	$ 17,000	$ 211,000
Grants in Period			206,053	0	100,000
Grants in Period, Weighted Average Grant Date Fair Value			$ 2.80	$ 0	$ 2.51